Discontinued Operations and Deconsolidation - Schedule of Balance Sheets and the Results of Operations of the Company Classified as Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUE
Revenue		$ 8,145,257
Total revenue		8,145,257
COST OF REVENUE AND RELATED TAX		5,576,746
GROSS PROFIT		2,568,511
OPERATING EXPENSES
Selling and marketing expenses		485
General and administrative expenses		631,247
Research and development expenses		43,860
Total operating expenses		675,592
INCOME FROM OPERATIONS		1,892,919
Interest expense, net		(21,940)
Other income, net		(5,625)
Total other income(expense), net		(27,565)
INCOME BEFORE INCOME TAX PROVISION		1,865,354
INCOME TAXE EXPENSE		6
INCOME FROM DISCONTINUED OPERATIONS		1,865,348
Net income attributable to the noncontrolling interest		431,821
Net income attributable to common shareholders		1,433,527
OTHER COMPREHENSIVE INCOME
Foreign currency translation income		1,423,993
Other comprehensive loss, net of tax		1,423,993
TOTAL COMPREHENSIVE (LOSS) INCOME FROM DISCONTINUED OPERATIONS		$ 3,289,341